Shareholders' Equity - Schedule of Warrant Activities (Details) - $ / shares		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025
Shareholders' Equity - Schedule of Warrant Activities [Abstract]
Warrants, Warrants Outstanding
Warrants, Warrants Exercisable
Warrants, Warrants Granted		15,166,668	2,087,823
Warrants, Warrants Exercised		606,666	2,087,823
Warrants, Warrants Expired
Warrants, Warrants Outstanding		910,000
Warrants, Warrants Exercisable		$ 9,100,007
Weighted Average Exercise Price, Warrants Outstanding
Weighted Average Exercise Price, Warrants Exercisable
Weighted Average Exercise Price, Warrants Granted			$ 20
Weighted Average Exercise Price, Warrants Exercised			20
Weighted Average Exercise Price, Warrants Expired
Weighted Average Exercise Price, Warrants Outstanding
Weighted Average Exercise Price, Warrants Exercisable
Contractual Life in Years, Warrants Outstanding
Contractual Life in Years Granted		1 year
Contractual Life in Years, Exercised		1 year
Contractual Life in Years, Warrants Outstanding		9 months 25 days
Contractual Life in Years, Warrants Outstanding		9 months 25 days